ActivePassive International Equity ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Automobiles & Components - 2.9%
BYD Co. Ltd. - ADR	33,389	$2,200,669
Cie Generale des Etablissements Michelin SCA - ADR	117,858	1,915,192
Dr Ing hc F Porsche AG - ADR	42,610	263,330
Geely Automobile Holdings Ltd. - ADR	27,076	968,779
Honda Motor Co. Ltd. - ADR	163,256	4,228,330
Li Auto, Inc. - ADR (a)(b)	29,895	707,914
Lotus Technology inc - ADR (a)	4,363	17,670
Mercedes-Benz Group AG - ADR	109,338	1,520,892
NIO, Inc. - ADR (a)(b)	61,868	277,169
Suzuki Motor Corp. - ADR (b)	20,459	868,689
Toyota Motor Corp. - ADR	54,549	9,307,696
Volkswagen AG - ADR	19,393	169,757
Volkswagen AG - ADR	26,996	229,061
XPeng, Inc. - ADR (a)(b)	29,605	356,740
		23,031,888

Banks - 12.1%
Agricultural Bank of China Ltd. - ADR	38,895	488,241
Banco Bilbao Vizcaya Argentaria SA - ADR (b)	405,830	3,835,094
Banco Bradesco SA - ADR	322,534	686,997
Banco de Chile - ADR	22,156	505,157
Banco do Brasil SA - ADR (b)	110,332	455,671
Banco Macro SA - ADR	1,506	127,859
Banco Santander SA - ADR	891,980	4,120,948
Bank Central Asia Tbk PT - ADR	75,829	1,198,857
Bank Mandiri Persero Tbk PT - ADR	54,314	849,471
Bank of China Ltd. - ADR	130,246	1,519,971
Bank Rakyat Indonesia Persero Tbk PT - ADR	32,488	437,288
Barclays PLC - ADR	495,465	6,678,868
BNP Paribas SA - ADR	32,151	959,386
CaixaBank SA - ADR	53,019	94,459
China Construction Bank Corp. - ADR	370,267	5,624,356
China Merchants Bank Co. Ltd. - ADR	26,780	616,877
Commonwealth Bank of Australia - ADR	75,640	7,821,176
DBS Group Holdings Ltd. - ADR	5,061	641,684
Erste Group Bank AG - ADR	15,531	424,773
Grupo Financiero Banorte SAB de CV - ADR	17,808	597,102
Grupo Financiero Galicia SA - ADR	6,660	375,890
Grupo Supervielle SA - ADR	13,840	165,111
HDFC Bank Ltd. - ADR	122,109	8,151,997
HSBC Holdings PLC - ADR (b)	207,386	9,724,330
ICICI Bank Ltd. - ADR	135,246	4,131,765
Industrial & Commercial Bank of China Ltd. - ADR	131,967	1,565,129
ING Groep NV - ADR (b)	250,566	3,871,245
Intesa Sanpaolo SpA - ADR	54,477	1,256,784
Kasikornbank PCL - ADR	10,842	194,939
KB Financial Group, Inc. - ADR	26,703	1,840,638
Lloyds Banking Group PLC - ADR	1,250,426	3,376,150
Mitsubishi UFJ Financial Group, Inc. - ADR	379,862	4,524,156
Mizuho Financial Group, Inc. - ADR	673,560	3,421,685
National Australia Bank Ltd. - ADR	15,963	205,923
NatWest Group PLC - ADR (a)	316,904	3,276,787
Nedbank Group Ltd. - ADR	50	812
Oversea-Chinese Banking Corp. Ltd. - ADR	7,171	169,821
Shinhan Financial Group Co. Ltd. - ADR	55,657	2,147,247
Societe Generale SA - ADR	63,429	339,345
Standard Bank Group Ltd. - ADR	28,828	380,241
Standard Chartered PLC - ADR	36,648	912,169
Sumitomo Mitsui Financial Group, Inc. - ADR	324,775	4,809,918
UniCredit SpA - ADR (b)	153,538	2,935,647
United Overseas Bank Ltd. - ADR	18,033	981,969
Woori Financial Group, Inc. - ADR	28,765	1,028,061
		97,471,994

Capital Goods - 9.1%
ABB Ltd. - ADR	51,570	2,944,647
Airbus SE - ADR	84,952	3,313,128
Alstom SA - ADR	1,663,343	3,675,988
Ashtead Group PLC - ADR	3,293	1,074,967
Assa Abloy AB - ADR	267,623	4,108,816
Astra International Tbk PT - ADR	76,263	484,270
Atlas Copco AB - ADR	84,714	1,348,647
Atlas Copco AB - ADR	14,895	209,483
Cie de Saint-Gobain SA - ADR	276,328	5,051,276
CK Hutchison Holdings Ltd. - ADR	208,372	1,079,367
Daikin Industries Ltd. - ADR	52,762	636,837
Daimler Truck Holding AG - ADR	40,745	772,525
Diploma PLC - ADR	8,006	1,917,437
EHang Holdings Ltd. - ADR (a)	1,765	27,393
Embraer SA - ADR (a)(b)	27,123	1,036,912
FANUC Corp. - ADR	185,161	2,401,538
Geberit AG - ADR	5,988	360,298
Hitachi Ltd. - ADR	98,343	4,944,686
IMCD NV - ADR	16,717	1,241,070
ITOCHU Corp. - ADR	18,166	1,797,707
Kingspan Group PLC - ADR	6,528	491,820
Komatsu Ltd. - ADR	33,174	898,020
Kone Oyj - ADR	17,239	447,525
Mitsubishi Electric Corp. - ADR	29,631	1,011,010
Mitsui & Co. Ltd. - ADR	3,702	1,554,100
Nano Dimension Ltd. - ADR (a)	205,927	444,802
NIDEC CORP - ADR	87,555	400,126
Rheinmetall AG - ADR	5,634	739,970
Rolls-Royce Holdings PLC - ADR (a)(b)	704,725	4,996,500
Schneider Electric SE - ADR	154,740	7,979,942
Siemens AG - ADR	77,032	7,474,415
Siemens Energy AG - ADR (a)	11,188	605,047
SMC Corp. - ADR	70,130	1,496,574
Sumitomo Corp. - ADR	9,398	201,681
Techtronic Industries Co. Ltd. - ADR	17,090	1,213,048
Toyota Industries Corp. - ADR	1,219	90,870
VAT Group AG - ADR	28,740	1,149,313
Vestas Wind Systems AS - ADR (a)	40,943	210,447
Volvo AB - ADR	95,219	2,365,240
WEG SA - ADR	47,243	421,880
		72,619,322

Commercial & Professional Services - 3.7%
Brambles Ltd. - ADR	19,216	479,631
Bureau Veritas SA - ADR	2	122
Computershare Ltd. - ADR (b)	69,307	1,442,972
Experian PLC - ADR	83,686	4,002,693
Recruit Holdings Co. Ltd. - ADR	440,097	6,104,145
RELX PLC - ADR	265,271	12,488,959
Rentokil Initial PLC - ADR	81,787	2,088,840
SGS SA - ADR	75,973	749,853
Wolters Kluwer NV - ADR	13,748	2,293,689
		29,650,904

Consumer Discretionary Distribution & Retail - 4.1%
Alibaba Group Holding Ltd. - ADR	104,177	9,101,944
ATRenew, Inc. - ADR (a)	37,197	122,378
Baozun, Inc. - ADR (a)	27,171	69,286
Cango, Inc./KY - ADR (a)	49,741	205,928
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR (a)	4,378	13,003
Fast Retailing Co. Ltd. - ADR	56,962	1,942,404
H & M Hennes & Mauritz AB - ADR	23,846	65,338
Industria de Diseno Textil SA - ADR	289,521	7,986,437
JD.com, Inc. - ADR (b)	91,118	3,405,991
Jumia Technologies AG - ADR (a)	11,961	46,648
Kingfisher PLC - ADR	114,115	720,066
MINISO Group Holding Ltd. - ADR	3,979	79,620
MYT Netherlands Parent BV - ADR (a)	29,382	196,859
Naspers Ltd. - ADR	46,746	2,136,760
Nitori Holdings Co. Ltd. - ADR	43,778	558,169
PDD Holdings, Inc. - ADR (a)	35,302	3,408,761
Prosus NV - ADR	188,834	1,540,885
Vipshop Holdings Ltd. - ADR	34,123	471,239
Wesfarmers Ltd. - ADR	23,249	545,305
		32,617,021

Consumer Durables & Apparel - 3.8%
adidas AG - ADR	8,981	1,058,321
ANTA Sports Products Ltd. - ADR	2,044	513,044
Berkeley Group Holdings PLC - ADR (b)	54,228	579,155
BRP, Inc.	20,877	1,017,336
Cie Financiere Richemont SA - ADR	165,799	2,304,606
Haier Smart Home Co. Ltd. - ADR	62,446	830,532
Hermes International SCA - ADR	24,752	5,400,886
Kering SA - ADR	130,369	3,040,205
Li Ning Co. Ltd. - ADR	4,035	212,189
LVMH Moet Hennessy Louis Vuitton SE - ADR	67,451	8,384,159
Sekisui House Ltd. - ADR	14,890	353,191
Shenzhou International Group Holdings Ltd. - ADR	15,590	119,264
Shimano, Inc. - ADR	67,590	937,473
Sony Group Corp. - ADR	295,884	5,932,474
		30,682,835

Consumer Services - 2.2%
Amadeus IT Group SA - ADR	5,565	390,607
Atour Lifestyle Holdings Ltd. - ADR	4,997	125,675
Carnival PLC - ADR (a)	42,728	982,317
Compass Group PLC - ADR	13,743	474,271
H World Group Ltd. - ADR	7,930	255,108
InterContinental Hotels Group PLC - ADR (b)	25,686	3,242,858
Meituan - ADR (a)	137,929	5,751,639
New Oriental Education & Technology Group, Inc. - ADR	4,310	251,359
Oriental Land Co. Ltd./Japan - ADR (b)	13,288	314,128
Pearson PLC - ADR	173,647	2,714,103
Sodexo SA - ADR	33,690	561,612
TAL Education Group - ADR (a)	19,455	193,188
Trip.com Group Ltd. - ADR (a)	38,427	2,484,306
Tuniu Corp. - ADR (a)	18,235	20,788
Youdao, Inc. - ADR (a)	14,163	95,175
		17,857,134

Consumer Staples Distribution & Retail - 0.8%
Carrefour SA - ADR	234,984	719,051
Clicks Group Ltd. - ADR	64,611	2,819,624
Dada Nexus Ltd. - ADR (a)	13,085	19,104
DingDong Cayman Ltd. - ADR (a)	6,624	28,351
Sendas Distribuidora S/A - ADR (a)	22,469	118,187
Tesco PLC - ADR	119,124	1,661,780
Wal-Mart de Mexico SAB de CV - ADR	24,083	637,236
		6,003,333

Energy - 3.3%
BP PLC - ADR	187,177	5,486,158
China Shenhua Energy Co. Ltd. - ADR	14,996	248,334
Eni SpA - ADR (b)	82,949	2,337,503
Equinor ASA - ADR (b)	64,302	1,554,822
Inpex Corp. - ADR	28,146	368,713
Petroleo Brasileiro SA - ADR	93,799	1,339,450
Shell PLC - ADR	137,030	8,871,322
Tenaris SA - ADR (b)	17,425	667,900
TotalEnergies SE - ADR (b)	78,101	4,529,077
Ultrapar Participacoes SA - ADR	41,380	122,071
Vista Energy SAB de CV - ADR (a)	5,126	272,857
Woodside Energy Group Ltd. - ADR	41,160	660,206
YPF SA - ADR (a)(b)	7,153	288,266
		26,746,679

Financial Services - 3.4%
3i Group PLC - ADR	86,088	2,068,695
Adyen NV - ADR (a)	115,752	1,680,719
AMTD IDEA Group - ADR (a)	207,077	254,705
B3 SA - Brasil Bolsa Balcao - ADR (b)	28,429	129,517
CNFinance Holdings Ltd. - ADR (a)	982	933
Deutsche Bank AG	95,346	1,621,835
FinVolution Group - ADR	155,236	1,083,547
Futu Holdings Ltd. - ADR (a)	7,333	639,658
Hong Kong Exchanges & Clearing Ltd. - ADR (b)	75,456	2,840,164
Jiayin Group, Inc. - ADR	13,773	88,147
Julius Baer Group Ltd. - ADR	59,692	787,337
Kaspi.KZ JSC - ADR	372	39,581
London Stock Exchange Group PLC - ADR	87,368	3,180,195
Lufax Holding Ltd. - ADR	7,524	18,434
Nomura Holdings, Inc. - ADR	408,465	2,483,467
ORIX Corp. - ADR	47,896	5,403,627
Qifu Technology, Inc. - ADR	18,801	716,506
UBS Group AG	130,685	4,226,353
X Financial - ADR	28,032	212,482
Yiren Digital Ltd. - ADR	4,420	22,233
		27,498,135

Food, Beverage & Tobacco - 4.4%
Ambev SA - ADR	412,581	874,672
Anheuser-Busch InBev SA/NV - ADR	94,000	5,057,200
Associated British Foods PLC - ADR	8,403	239,444
BRF SA - ADR	39,580	163,465
British American Tobacco PLC - ADR	191,945	7,282,393
China Resources Beer Holdings Co. Ltd. - ADR	19,027	128,432
Cia Cervecerias Unidas SA - ADR	41,297	473,264
Coca-Cola Femsa SAB de CV - ADR	6,086	484,628
Cresud SACIF y A - ADR	20,507	265,156
Danone SA - ADR	62,418	856,375
Diageo PLC - ADR	47,356	5,652,412
Embotelladora Andina SA - ADR	27,185	480,359
Embotelladora Andina SA - ADR	31,831	423,352
Fomento Economico Mexicano SAB de CV - ADR	4,182	373,829
Heineken NV - ADR	26,603	988,302
JBS S/A - ADR	48,761	599,760
Nestle SA - ADR	102,475	8,892,781
Oatly Group AB - ADR (a)	141,228	98,747
Pernod Ricard SA - ADR (b)	41,272	928,207
RLX Technology, Inc. - ADR	11,030	21,839
WH Group Ltd. - ADR	68,584	1,087,742
		35,372,359

Health Care Equipment & Services - 1.9%
Brainsway Ltd. - ADR (a)	34,679	342,282
Coloplast AS - ADR	118,273	1,494,971
EDAP TMS SA - ADR (a)	17,399	42,454
EssilorLuxottica SA - ADR	19,609	2,384,062
Fresenius Medical Care AG - ADR (b)	70,701	1,556,836
Hoya Corp. - ADR	11,994	1,548,186
Koninklijke Philips NV (a)	141,866	3,864,430
M3, Inc. - ADR	211,118	1,013,366
Sinopharm Group Co. Ltd. - ADR	4,153	56,194
Smith & Nephew PLC - ADR (b)	81,875	2,110,737
Sonova Holding AG - ADR	4,091	279,266
Terumo Corp. - ADR	13,753	280,424
		14,973,208

Household & Personal Products - 2.9%
Haleon PLC - ADR	245,926	2,375,645
Henkel AG & Co. KGaA - ADR	97,613	1,851,719
Henkel AG & Co. KGaA - ADR	5,626	120,115
Kao Corp. - ADR	37,924	328,422
L'Oreal SA - ADR	77,524	5,403,423
Reckitt Benckiser Group PLC - ADR	234,833	2,917,330
Unilever PLC - ADR	176,437	10,557,990
		23,554,644

Insurance - 3.5%
AIA Group Ltd. - ADR	102,999	3,100,270
Allianz SE - ADR	200,009	6,178,278
Aon PLC - Class A	7,147	2,798,336
Aviva PLC - ADR	6,790	84,468
AXA SA - ADR	27,850	972,801
Gjensidige Forsikring ASA - ADR	77,143	1,344,988
Legal & General Group PLC - ADR	55,272	780,993
MS&AD Insurance Group Holdings, Inc. - ADR	40,128	890,842
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	129,712	1,351,599
Ping An Insurance Group Co. of China Ltd. - ADR	135,197	1,580,453
Prudential PLC - ADR	160,069	2,617,128
Sanlam Ltd. - ADR	31,160	310,042
Sompo Holdings, Inc. - ADR	78,568	1,038,669
Swiss Re AG - ADR	42,565	1,574,479
Tokio Marine Holdings, Inc. - ADR (b)	59,916	2,231,272
Zurich Insurance Group AG - ADR	29,708	942,635
		27,797,253

Materials - 5.4%
Air Liquide SA - ADR	173,153	5,757,337
Akzo Nobel NV - ADR	107,049	2,081,033
Anglo American Platinum Ltd. - ADR (b)	30,610	174,783
Anglo American PLC - ADR	43,938	705,820
Anhui Conch Cement Co. Ltd. - ADR	30,403	393,631
ArcelorMittal SA (b)	111,799	2,826,279
Barrick Gold Corp. (b)	22,708	397,163
BHP Group Ltd. - ADR (b)	114,047	6,004,574
Cemex SAB de CV - ADR	76,801	427,782
Cia de Minas Buenaventura SAA - ADR	8,035	97,223
DRDGOLD Ltd. - ADR	30,022	292,414
Fortescue Ltd. - ADR	43,424	1,071,704
Givaudan SA - ADR	20,654	1,816,519
Glencore PLC - ADR	99,390	955,168
Gold Fields Ltd. - ADR	39,678	574,934
Harmony Gold Mining Co. Ltd. - ADR	55,425	509,356
Heidelberg Materials AG - ADR	49,454	1,246,241
Holcim AG (a)	127,399	2,593,844
IperionX Ltd. - ADR (a)	8,557	248,324
James Hardie Industries PLC - ADR (a)	48,132	1,788,104
Nippon Steel Corp. - ADR	56,207	387,266
Novonesis (Novozymes) B - ADR	9,567	562,061
POSCO Holdings, Inc. - ADR	13,895	717,260
Rio Tinto PLC - ADR	89,327	5,613,309
Sasol Ltd. - ADR	191	957
Shin-Etsu Chemical Co. Ltd. - ADR	129,977	2,410,033
Sibanye Stillwater Ltd. - ADR (a)	7,677	31,399
Sika AG - ADR	29,081	752,180
Smurfit WestRock PLC (b)	9,191	505,689
Sociedad Quimica y Minera de Chile SA - ADR (b)	2,888	111,072
Suzano SA - ADR	16,462	170,382
Ternium SA - ADR	6,989	231,825
Vale SA - ADR	183,144	1,805,800
		43,261,466

Media & Entertainment - 4.1%
Auto Trader Group PLC - ADR	739,973	1,938,729
Autohome, Inc. - ADR	7,316	201,263
Baidu, Inc. - ADR (a)(b)	5,116	435,116
Bilibili, Inc. - ADR (a)	12,014	230,308
Criteo SA - ADR (a)	24,254	989,078
DouYu International Holdings Ltd. - ADR	5,643	64,556
Gravity Co. Ltd. - ADR (a)	1,292	87,223
Grupo Televisa SAB - ADR	39,721	79,839
Hello Group, Inc. - ADR	27,060	182,114
HUYA, Inc. - ADR	24,596	79,199
iQIYI, Inc. - ADR (a)	7,167	15,481
JOYY, Inc. - ADR (a)	13,520	525,252
Kanzhun Ltd. - ADR	9,562	129,087
NetEase, Inc. - ADR (b)	11,012	963,330
Nintendo Co. Ltd. - ADR	222,543	3,260,255
Sea Ltd. - ADR (a)	11,736	1,335,557
Sohu.com Ltd. - ADR (a)	29,579	384,823
Tencent Holdings Ltd. - ADR	359,703	18,560,675
Tencent Music Entertainment Group - ADR	30,828	351,748
Trivago NV - ADR (a)	111,489	241,931
Universal Music Group NV - ADR	143,339	1,721,501
WPP PLC - ADR (b)	22,979	1,256,262
Yalla Group Ltd. - ADR (a)	11,882	52,043
		33,085,370

Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
Adaptimmune Therapeutics PLC - ADR (a)	6	4
Argenx SE - ADR (a)	1,307	805,831
Ascendis Pharma AS - ADR (a)	1,160	157,853
AstraZeneca PLC - ADR (b)	154,142	10,423,082
AstraZeneca PLC (a)	14,065	2,813
BeiGene Ltd. - ADR (a)	4,217	906,655
Belite Bio, Inc. - ADR (a)	2,410	152,457
BioNTech SE - ADR (a)	4,056	480,190
Cellectis SA - ADR (a)	39,902	83,794
CSL Ltd. - ADR	29,865	2,743,996
Daiichi Sankyo Co. Ltd. - ADR	56,514	1,794,319
Dr Reddy's Laboratories Ltd. - ADR	148,233	2,096,015
Evotec SE - ADR (a)	4	19
Galapagos NV - ADR (a)(b)	55,888	1,544,744
Genfit SA - ADR (a)	27,086	114,845
Genmab AS - ADR (a)	19,927	428,430
Grifols SA - ADR (a)	62,921	439,818
GSK PLC - ADR (b)	153,930	5,253,631
HUTCHMED China Ltd. - ADR (a)	16	271
Immutep Ltd. - ADR (a)	95,706	194,283
Innate Pharma SA - ADR (a)	66,564	102,509
Legend Biotech Corp. - ADR (a)	2,094	88,095
Lonza Group AG - ADR	23,447	1,404,006
Merck KGaA - ADR	5,397	161,316
Mereo Biopharma Group PLC - ADR (a)	31,195	112,458
Mesoblast Ltd. - ADR (a)	27,782	324,772
Novartis AG - ADR	101,601	10,746,338
Novo Nordisk AS - ADR	109,231	11,665,871
Roche Holding AG - ADR	290,679	10,534,207
Sanofi SA - ADR	126,329	6,125,693
Sartorius AG - ADR	19,321	884,322
Structure Therapeutics, Inc. - ADR (a)	1,423	47,172
Takeda Pharmaceutical Co. Ltd. - ADR	449,020	6,115,652
Teva Pharmaceutical Industries Ltd. - ADR (a)	66,705	1,119,310
Wuxi Biologics Cayman, Inc. - ADR (a)	23,431	88,101
Zai Lab Ltd. - ADR (a)	4,518	130,344
		77,273,216

Real Estate Management & Development - 0.5%
Corp. Inmobiliaria Vesta SAB de CV - ADR	739	17,810
Daiwa House Industry Co. Ltd. - ADR	39,296	1,236,645
IRSA Inversiones y Representaciones SA - ADR	24,785	424,559
KE Holdings, Inc. - ADR	25,537	481,373
Longfor Group Holdings Ltd. - ADR	3,003	42,913
Mitsui Fudosan Co. Ltd. - ADR	8,505	214,156
Sun Hung Kai Properties Ltd. - ADR	84,490	854,194
Vonovia SE - ADR	60,126	994,484
		4,266,134

Semiconductors & Semiconductor Equipment - 8.4%
Advantest Corp. - ADR	9,366	518,033
ARM Holdings PLC - ADR (a)(b)	2,699	362,449
ASE Technology Holding Co. Ltd. - ADR	133,642	1,299,000
ASM International NV	317	171,139
ASML Holding NV	13,973	9,594,001
ChipMOS Technologies, Inc. - ADR	18,127	355,652
Disco Corp. - ADR	29,173	795,256
Himax Technologies, Inc. - ADR	27,373	147,814
Infineon Technologies AG - ADR	59,126	1,921,595
JinkoSolar Holding Co. Ltd. - ADR	3,866	85,787
Lasertec Corp. - ADR	18	396
Renesas Electronics Corp. - ADR	354,403	2,314,252
Silicon Motion Technology Corp. - ADR	377	20,007
STMicroelectronics NV (b)	12,798	326,349
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	249,908	46,148,011
Tokyo Electron Ltd. - ADR	30,785	2,407,889
United Microelectronics Corp. - ADR (b)	149,396	1,008,423
		67,476,053

Software & Services - 4.0%
Accenture PLC - Class A	6,789	2,460,130
AMTD Digital, Inc. - ADR (a)	42,423	128,542
Capgemini SE - ADR	6,465	207,591
Check Point Software Technologies Ltd. (a)	14,265	2,596,230
Endava PLC - ADR (a)	9,766	276,476
Fujitsu Ltd. - ADR	123,637	2,360,230
GDS Holdings Ltd. - ADR (a)(b)	6,716	132,238
Infosys Ltd. - ADR (b)	193,043	4,260,459
Kingsoft Cloud Holdings Ltd. - ADR (a)	7,914	52,945
Materialise NV - ADR (a)	52,209	398,355
Nice Ltd. - ADR (a)	3,290	600,228
Opera Ltd. - ADR (b)	17,829	356,758
SAP SE - ADR (b)	67,504	16,038,950
TOTVS SA - ADR	103,620	934,652
Wipro Ltd. - ADR	163,288	1,141,383
		31,945,167

Technology Hardware & Equipment - 1.7%
FUJIFILM Holdings Corp. - ADR	27,406	308,591
Halma PLC - ADR (b)	37,623	2,644,521
Hexagon AB - ADR	142,659	1,208,322
Lenovo Group Ltd. - ADR	25,766	609,366
LG Display Co. Ltd. - ADR (a)	36,954	124,904
Logitech International SA	25,142	2,033,736
Murata Manufacturing Co. Ltd. - ADR	92,678	774,788
Nokia Oyj - ADR (b)	565,020	2,373,084
TDK Corp. - ADR	75,920	981,646
Telefonaktiebolaget LM Ericsson - ADR	332,277	2,704,735
		13,763,693

Telecommunication Services - 3.1%
America Movil SAB de CV - ADR	15,397	228,337
Chunghwa Telecom Co. Ltd. - ADR	17,596	670,232
Deutsche Telekom AG - ADR	204,542	6,557,616
KT Corp. - ADR (b)	129,646	2,353,075
MTN Group Ltd. - ADR	26,716	121,023
Nippon Telegraph & Telephone Corp. - ADR (b)	157,279	4,034,206
Orange SA - ADR	972	10,362
PLDT, Inc. - ADR	15,889	352,577
Sify Technologies Ltd. - ADR (a)	5,366	18,566
SK Telecom Co. Ltd. - ADR	103,945	2,517,548
SoftBank Group Corp. - ADR	45,807	1,371,920
Telecom Argentina SA - ADR (b)	7,050	95,598
Telefonica Brasil SA - ADR	12,673	104,045
Telefonica SA - ADR	682,791	3,065,732
Telkom Indonesia Persero Tbk PT - ADR	13,251	226,327
TIM SA/Brazil - ADR	20,369	262,760
Turkcell Iletisim Hizmetleri AS - ADR	43,597	289,048
VEON Ltd. - ADR (a)	4,740	160,781
Vodacom Group Ltd. - ADR	30,290	169,473
Vodafone Group PLC - ADR	272,261	2,442,181
		25,051,407

Transportation - 1.5%
Aena SME SA - ADR (b)	58,633	1,269,404
AP Moller - Maersk AS - ADR	56,777	480,333
Azul SA - ADR (a)	5,839	13,722
Canadian Pacific Kansas City Ltd.	19,989	1,530,958
Central Japan Railway Co. - ADR	17,942	183,906
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	25,332	195,056
Deutsche Post AG - ADR	25,314	932,568
DiDi Global, Inc. - ADR (a)	121,121	571,691
DSV AS - ADR	12,440	1,325,731
Full Truck Alliance Co. Ltd. - ADR	35,235	352,702
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	3,716	242,395
Grupo Aeroportuario del Pacifico SAB de CV - ADR	2,567	482,545
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,789	465,390
Kuehne + Nagel International AG - ADR	12,470	594,196
Localiza Rent a Car SA - ADR	33	201
Nippon Yusen KK - ADR	67,569	417,171
Ryanair Holdings PLC - ADR	42,557	1,874,210
Singapore Airlines Ltd. - ADR (b)	37,532	352,050
ZTO Express Cayman, Inc. - ADR	37,838	718,922
		12,003,151

Utilities - 2.0%
Centrais Eletricas Brasileiras SA - ADR (b)	37,149	212,121
Central Puerto SA - ADR	5,730	78,100
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (b)	41,147	627,903
Cia Energetica de Minas Gerais - ADR	43,030	104,133
Cia Paranaense de Energia - Copel - ADR	18,173	117,579
CLP Holdings Ltd. - ADR	112,048	956,890
Enel Chile SA - ADR	70,084	190,628
Enel SpA - ADR	573,535	4,106,511
Engie SA - ADR	46,415	741,248
Iberdrola SA - ADR	54,234	3,108,150
National Grid PLC - ADR	62,349	3,970,384
Pampa Energia SA - ADR (a)	5,004	428,292
RWE AG - ADR	17,282	584,132
SSE PLC - ADR	50,333	1,136,519
		16,362,590
TOTAL COMMON STOCKS (Cost $755,407,409)		790,364,956

PREFERRED STOCKS - 0.5%	Shares	Value
Banks - 0.2%
Bancolombia SA 10.329%, Perpetual	18,112	592,263
Itau Unibanco Holding SA 7.829%, Perpetual (b)	216,690	1,161,458
		1,753,721

Energy - 0.2%
Petroleo Brasileiro SA 8.367%, Perpetual	103,050	1,343,772

Materials - 0.0%(c)
Gerdau SA Series 0, 4.272%, Perpetual	69,804	234,541

Utilities - 0.1%
Cia Energetica de Minas Gerais 14.759%, Perpetual	322,521	628,916
TOTAL PREFERRED STOCKS (Cost $4,276,916)		3,960,950

EXCHANGE TRADED FUNDS - 0.2%	Shares	Value
Vanguard FTSE Developed Markets ETF	17,260	868,178
Vanguard FTSE Emerging Markets ETF	3,940	179,546
TOTAL EXCHANGE TRADED FUNDS (Cost $1,056,708)		1,047,724

SHORT-TERM INVESTMENTS - 9.9%		Value
Investments Purchased with Proceeds from Securities Lending - 9.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	74,235,250	74,235,250

Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.56% (d)	5,672,520	5,672,520
TOTAL SHORT-TERM INVESTMENTS (Cost $79,907,770)		79,907,770

TOTAL INVESTMENTS - 109.0% (Cost $840,648,803)		875,281,400
Liabilities in Excess of Other Assets - (9.0)%		(72,106,037)
TOTAL NET ASSETS - 100.0%		$803,175,363
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $72,902,437 which represented 9.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

ActivePassive International Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3^	Total
Investments:
Common Stocks	$786,197,531	$4,164,612	$2,813	$790,364,956
Preferred Stocks	3,960,950	–	–	3,960,950
Exchange Traded Funds	1,047,724	–	–	1,047,724
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	74,235,250
Money Market Funds	5,672,520	–	–	5,672,520
Total Investments	$796,878,455	$4,164,612	$2,813	$875,281,400

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $74,235,250 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amount listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.

As of November 30, 2024, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market.  The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio.  As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the year ended November 30, 2024 is not presented.